Corporate general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Corporate general and administrative expenses [abstract]
Salaries and employee benefits	$ 2,456	$ 2,847
Directors' fees	366	379
Share-based payments	4,028	3,671
Professional fees	788	809
Office and general	1,496	2,005
Corporate general and administrative expenses	$ 9,134	$ 9,711